Other reserves (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Reserves Within Equity [Abstract]
Summary of Other Reserves

		Other comprehensive income
	Capital redemption reserve £m	Cash flow reserve £m [a]	Available- for-sale reserve £m [b]	Translation reserve £m [c]	Total £m

At 1 April 2015	27	55	18	402	502
Exchange differences[d]	–	–	–	29	29
Net fair value gain on cash flow hedges	–	381	–	–	381
Recognised in income and expense	–	(230)	–	–	(230)
Fair value movement on available-for-sale assets	–	–	(2)	–	(2)
Tax recognised in other comprehensive income	–	(33)	–	38	5
At 1 April 2016	27	173	16	469	685
Exchange differences[d]	–	–	–	227	227
Net fair value gain on cash flow hedges	–	884	–	–	884
Recognised in income and expense	–	(938)	–	–	(938)
Fair value movement on available-for-sale assets	–	–	(3)	–	(3)
Tax recognised in other comprehensive income	–	8	–	21	29
At 31 March 2017	27	127	13	717	884
Exchange differences[d]	–	–	–	(188)	(188)
Net fair value loss on cash flow hedges	–	(368)	–	–	(368)
Recognised in income and expense	–	277	–	–	277
Fair value movement on available-for-sale assets	–	–	11	–	11
Tax recognised in other comprehensive income	–	10	–	(9)	1
Transfer to realised profit	–	(83)	–	–	(83)
At 31 March 2018	27	(37)	24	520	534

[a] The cash flow reserve is used to record the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred. Amounts ‘recognised in income and expense’ include a net credit to the cash flow reserve of £295m (2016/17: charge of £941m, 2015/16: charge of £255m) relating to fair value movements on derivatives. The items generating these foreign exchange movements are in designated cash flow hedge relationships.

[b] The available-for-sale reserve is used to record the cumulative fair value gains and losses on available-for-sale financial assets. The cumulative gains and losses are recycled to the income statement on disposal of the assets.

[c] The translation reserve is used to record cumulative translation differences on the net assets of foreign operations. The cumulative translation differences are recycled to the income statement on disposal of the foreign operation.

[d] Excludes £1m (2016/17: £10m, 2015/16: £nil) of exchange differences in relation to retained earnings attributed to non-controlling interests.